20. Revenues (Annual)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
20. Revenues (Annual)

17. Revenues

The following table represents disaggregated revenues from our gaming operations for the three months and nine months ended September 30, 2022 and 2021. Net Gaming Revenues represents Turnover (also referred to as “Handle”), the total bets processed for the period, less customer winnings paid out, and taxes due to government authorities, while Service Revenues is revenue invoiced for our Elys software service and royalties invoiced for the sale of virtual products.

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Turnover
Turnover web-based	$163,563,603	$162,471,799	$565,785,709	$613,678,568
Turnover land-based	2,924,866	1,193,778	6,528,054	13,237,738
Total Turnover	166,488,469	163,665,577	572,313,763	626,916,306

Winnings/Payouts
Winnings web-based	152,545,450	152,328,198	527,323,323	572,975,466
Winnings land-based	2,208,100	1,031,217	5,166,387	11,362,524
Total Winnings/payouts	154,753,550	153,359,415	532,489,710	584,337,990

Gross Gaming Revenues	11,734,919	10,306,162	39,824,053	42,578,316

Less: ADM Gaming Taxes	2,822,830	2,515,570	9,671,040	9,129,881
Net Gaming Revenues	8,912,089	7,790,592	30,153,013	33,448,435

Service Revenues	679,205	239,490	2,022,002	428,924
Revenue	$9,591,294	$8,030,082	$32,175,015	$33,877,359

20. Revenues

The following table represents disaggregated revenues from our gaming operations for the years ended December 31, 2021 and 2020. Net Gaming Revenues represents Turnover (also referred to as “Handle”), the total bets processed for the period, less customer winnings paid out, commissions paid to agents, and taxes due to government authorities, while Commission Revenues represents commissions on lotto ticket sales and Service Revenues is revenue invoiced for our Elys software service and royalties invoiced for the sale of virtual products.

	For the Year Ended December 31,
	2021	2020
Handle (Turnover)
Handle web-based	$826,789,619	$505,369,803
Handle land-based	15,071,218	68,888,592
Total Handle (Turnover)	841,860,837	574,258,395

Winnings/Payouts
Winnings web-based	771,852,252	473,794,175
Winnings land-based	12,842,577	56,467,865
Total Winnings/Payouts	784,694,829	530,262,040

Gross Gaming Revenues	57,166,008	43,996,355

Less: ADM Gaming Taxes	12,657,930	6,874,752

Net Gaming Revenues	44,508,078	37,121,603
Betting platform software and services	1,038,713	144,764
Revenues	$45,546,791	$37,266,367